Other Assets (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) location	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Leases receivable - non-current	[1]	$ 125	$ 137
Capitalized repair and maintenance costs		149	185
Noncurrent assets	[2]	138	0
Advances and deposits		11	17
Deferred income taxes		47	10
Miscellaneous	[3]	38	28
Total		$ 508	$ 377
Direct financing leases, number of locations | location		2
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Deferred financing fee		$ 19

[1]	Leases receivable includes direct financing leases of property at two locations. See Note 10 for further information.
[2]	Pension assets represent pension plans commencing in 2015. See Note 21 for further information.
[3]	Miscellaneous includes prepaid expenses for royalty fees, vendor supply agreements and taxes other than income taxes, deferred financing fees related to the Revolving Credit Facility of $19 at December 31, 2015, as well as capitalized expenses for the preparation of future landfill cells at Titanium Technologies' New Johnsonville plant site.